Income Taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 337.6	$ 328.1	$ 289.6
State	38.4	39.7	35.3
Deferred:
Federal	91.5	(13.3)	16.3
State	25.2	7.5	(12.5)
State deferred benefit - change in valuation allowance	(10.5)	(3.2)	(42.3)
Uncertain tax positions and interest, and other	(36.7)	(21.4)	(24.3)
Provision for income taxes	$ 445.5	$ 337.4	$ 262.1